Investments in Equity Accounted Investees - Summary of Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates and joint ventures [Line Items]
Fiscal year end	--12-31
Carrying amount	₩ 126,719	₩ 114,551	₩ 109,611
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Paju, South Korea
Fiscal year end	--12-31
Date of incorporation	2005-01
Business	Manufacture glass for display
Percentage of ownership	40.00%	40.00%
Carrying amount	₩ 48,398	₩ 47,262	₩ 50,697
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Ansan, South Korea
Fiscal year end	--12-31
Date of incorporation	2008-06
Business	Manufacture LED back light unit packages
Percentage of ownership	13.00%	14.00%
Carrying amount	₩ 11,947	₩ 10,540
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Paju, South Korea
Fiscal year end	--12-31
Date of incorporation	2002-04
Business	Develop and manufacture deposition equipment for OLEDs
Percentage of ownership	15.00%	15.00%
Carrying amount	₩ 27,337	₩ 24,493
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Daegu, South Korea
Fiscal year end	--12-31
Date of incorporation	2000-08
Business	Process and sell glass for display
Percentage of ownership	15.00%	14.00%
Carrying amount	₩ 20,708	₩ 20,196
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Location	Los Angeles, U.S.A.
Fiscal year end	--03-31
Date of incorporation	2008-06
Business	Develop and manufacture tablet for kids
Percentage of ownership	10.00%	10.00%
Carrying amount	₩ 0	₩ 0
Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Location	Bruchsal, Germany
Fiscal year end	--12-31
Date of incorporation	2003-03
Business	Develop organic emitting materials for displays and lighting devices
Percentage of ownership	11.00%	12.00%
Carrying amount	₩ 0	₩ 2,609
Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Location	Seoul, South Korea
Fiscal year end	--12-31
Date of incorporation	2014-01
Business	Develop, manufacture, and sell materials for display
Percentage of ownership	10.00%	10.00%
Carrying amount	₩ 3,679	₩ 3,791
Nanosys Inc [member]
Disclosure of associates and joint ventures [Line Items]
Location	Milpitas, U.S.A.
Fiscal year end	--12-31
Date of incorporation	2001-07
Business	Develop, manufacture, and sell materials for display
Percentage of ownership	4.00%	3.00%
Carrying amount	₩ 14,650	₩ 5,660